Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (7,339,890)	$ (3,212,248)
Adjustments to reconcile net income (loss) to net cash (used in) operating activities:
Depreciation	55,280	19,744
Amortization of debt discount	777,964	76,230
Change in derivative liabilities	107,574	147,495
Convertible notes issued for services rendered		75,000
Loss on loans settlement	1,041,445
Impairment loss	605,488
Stock issued for services rendered	2,860,813	2,303,390
Imputed interest expense	3,345	8,995
Non-cash lease expense	123,014	88,058
Decrease (increase) in operating Assets:
Inventory	3,853	1,327
Prepaid expenses	362,187	(346,654)
(Decrease) increase in operating liabilities:
Accounts payable	36,131	58,102
Accrued interest payable	212,690	42,564
Accrued compensation - related parties	96,000	58,488
Lease Liabilities, net	(162,520)	(82,487)
Rent Deposit	(26,893)	4,433
Billing in excess of costs and estimated earnings	(1,657,998)	1,657,998
NET CASH (USED IN) OPERATING ACTIVITIES	(2,155,944)	900,435
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for license		(70,000)
Capital expenditures for property and equipment	(27,392)	(33,554)
NET CASH (USED IN) INVESTING ACTIVITIES	(27,392)	(103,554)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings - related parties	11,919	165,571
(Repayment) to borrowings - related parties	(40,000)	(121,038)
Proceeds from borrowings	960,250	370,000
(Repayment) to capital leases	(16,068)
(Repayment) to borrowings	(15,421)
(Repayment) to borrowings		(6,500)
Proceeds from sales of stock	46,500	35,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	947,180	443,033
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,236,136)	1,239,914
CASH AND CASH EQUIVALENTS: Beginning of period	1,258,710	18,796
CASH AND CASH EQUIVALENTS: End of period	22,574	1,258,710
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	2,674	27,352
Non-cash transactions:
Common shares issued for notes conversion	1,282,386
Related party's note settled in shares	109,278
Common shares issued for notes settlement	86,771
Stock payable	25,000
Cancellation of common shares	99,643
Settlement of derivative liabilities	907,551
Issuance of Series B for investment	605,488
Equipment purchases financed with long-term debt		37,027
Common shares issued for notes payable		350,000
Common shares issued for licensing agreement		25,000
Common shares issued for debt inducement		105,000
Note issued for acquisition		75,000
Reverse acquisition		18,686
Discounts on convertible notes	876,098	311,250
Lease Inception	$ 348,279	$ 355,540